Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets and Liabilities [Line Items]
Deferred Tax Assets, Tax Credit Carryforwards	$ 1,941	$ 1,911
Deferred Tax Assets, Tax Loss Carryforward	950	1,158
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities	311	520
Deferred Tax Assets, State and local taxes	194	227
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Unearned Premiums Reserve	141	141
Deferred Tax Assets, Hedging Transactions	99	139
Deferred Tax Assets, Other	212	210
Deferred Tax Assets, Gross	3,848	4,306
Deferred Tax Assets, Valuation Allowance	(582)	(734)
Deferred Tax Assets, Net of Valuation Allowance	3,266	3,572
Deferred Tax Liabilities, Leasing Arrangements	1,273	1,148
Deferred tax liabilities, deferred expense, deferred acqusition cost	403	378
Deferred Tax Liabilities, Financing Arrangements	162	161
Deferred Tax Liabilities, Other	69	78
Deferred Tax Liabilities, Gross	1,907	1,765
Deferred Tax Assets, Net	1,359	1,807
Other Assets	6,321	7,105
Accrued expenses and other liabilities	1,545	$ 1,735
Deferred Tax Asset [Member]
Deferred Tax Assets and Liabilities [Line Items]
Other Assets	1,369
Deferred Tax Liability [Member]
Deferred Tax Assets and Liabilities [Line Items]
Accrued expenses and other liabilities	$ 10